Related Party Transactions (Details) - Schedule of amount due to related parties - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Related Party Transactions (Details) - Schedule of amount due to related parties [Line Items]
Due to related parties	$ 12,148,461
Jiangsu Health Pharmaceutical Investment Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of amount due to related parties [Line Items]
Due to related parties	10,351,338
Jianping Zhou [Member]
Related Party Transactions (Details) - Schedule of amount due to related parties [Line Items]
Due to related parties	$ 1,797,123